Equity Award Plans - RSU Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
RSUs granted (shares)	2,354,793	1,042,000
RSUs forfeited (shares)	(37,415)
RSUs
Number of Shares
Balance at beginning of period (shares)	1,898,623	1,069,526
RSUs granted (shares)	2,354,793	1,042,000
RSUs vested (shares)		(212,903)
RSUs forfeited (shares)	(37,415)
Balance at end of period (shares)	4,216,001	1,898,623	1,069,526
Weighted- Average Grant Date Fair Value Per Share
Balance at beginning of period (in dollars per share)	$ 14.83	$ 9.06
RSUs granted (in dollars per share)	25.20	19.44
RSUs vested (in dollars per share)		8.39
RSUs forfeited (in dollars per share)	20.44
Balance at end of period (in dollars per share)	$ 20.57	$ 14.83	$ 9.06
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
RSUs vested and expected to vest at end of period (shares)	4,216,001
RSUs vested and expected to vest at end of period (in dollars per share)	$ 20.57
Balance, Weighted-Average Remaining Contractual Live (Years)	1 year 8 months 12 days	1 year 8 months 12 days	2 years 8 months 12 days
RSUs vested and expected to vest, Weighted-Average Remaining Contractual Life (Years)	1 year 8 months 12 days
Balance, Aggregate Intrinsic Value	$ 134,448	$ 30,720	$ 20,235
RSUs vested and expected to vest at end of period, Aggregate Intrinsic Value	$ 134,448